Consolidated Statements of Changes in Equity shares in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	Capital Stock - Common Stock [member] TWD ($) shares	Capital Stock - Common Stock [member] USD ($) shares	Capital Surplus [member] TWD ($)	Capital Surplus [member] USD ($)	Retained Earnings - Legal Capital Reserve [member] TWD ($)	Retained Earnings - Legal Capital Reserve [member] USD ($)	Retained Earnings - Special Capital Reserve [member] TWD ($)	Retained Earnings - Special Capital Reserve [member] USD ($)	Retained Earnings - Unappropriated Earnings [member] TWD ($)	Retained Earnings - Unappropriated Earnings [member] USD ($)	Retained Earnings [member] TWD ($)	Retained Earnings [member] USD ($)	Others - Foreign Currency Translation Reserve [member] TWD ($)	Others - Foreign Currency Translation Reserve [member] USD ($)	Other - Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income [member] TWD ($)	Other - Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income [member] USD ($)	Other - Gain (Loss) on Hedging Instruments [member] TWD ($)	Other - Gain (Loss) on Hedging Instruments [member] USD ($)	Others - Unearned Stock-Based Employee Compensation [member] TWD ($)	Others - Unearned Stock-Based Employee Compensation [member] USD ($)	Others - Total [member] TWD ($)	Others - Total [member] USD ($)	Total Equity Attributable to Shareholders of the Parent [member] TWD ($)	Total Equity Attributable to Shareholders of the Parent [member] USD ($)	Non-controlling Interests [member] TWD ($)	Non-controlling Interests [member] USD ($)
Beginning balance at Dec. 31, 2017	$ 1,495,692.3		$ 259,303.8		$ 56,309.6		$ 241,722.7				$ 964,884.9		$ 1,206,607.6		$ (26,697.7)		$ (524.9)		$ 4.2		$ (10.3)		$ (27,228.7)		$ 1,494,992.3		$ 700.0
Beginning balance, shares at Dec. 31, 2017 | shares			25,930.3	25,930.3
Legal capital reserve							34,311.2				(34,311.2)
Special capital reserve									$ 26,907.5		(26,907.5)
Cash dividends to shareholders	(207,443.0)										(207,443.0)		(207,443.0)												(207,443.0)
Total	(207,443.0)						34,311.2		26,907.5		(268,661.7)		(207,443.0)												(207,443.0)
Net income(loss)	363,106.2										363,052.7		363,052.7												363,052.7		53.5
Other comprehensive income (loss), net of income tax	9,837.0										(765.3)		(765.3)		14,655.3		(4,097.5)		41.6				10,599.4		9,834.1		2.9
Total comprehensive income (loss)	372,943.2										362,287.4		362,287.4		14,655.3		(4,097.5)		41.6				10,599.4		372,886.8		56.4
Disposal of investments in equity instruments at fair value through other comprehensive income											(1,193.1)		(1,193.1)				1,193.1						1,193.1
Basis adjustment for loss on hedging instruments	(22.2)																		(22.2)				(22.2)		(22.2)
Adjustments to share of changes in equities of associates	2.1				(6.4)																8.5		8.5		2.1
From share of changes in equities of subsidiaries					2.7																				2.7		(2.7)
Donation from shareholders	10.1				10.1																				10.1
Increase (Decrease) in non-controlling interests	(77.4)																										(77.4)
Ending balance at Dec. 31, 2018	1,661,105.1		$ 259,303.8		56,316.0		276,033.9		26,907.5		1,057,317.5		1,360,258.9		(12,042.4)		(3,429.3)		23.6		(1.8)		(15,449.9)		1,660,428.8		676.3
Ending balance, shares at Dec. 31, 2018 | shares			25,930.3	25,930.3
Legal capital reserve							35,113.1				(35,113.1)
Special capital reserve									(16,232.4)		16,232.4
Cash dividends to shareholders	(388,955.7)										(388,955.7)		(388,955.7)												(388,955.7)
Total	(388,955.7)						35,113.1		(16,232.4)		(407,836.4)		(388,955.7)												(388,955.7)
Net income(loss)	354,027.0										353,948.0		353,948.0												353,948.0		79.0
Other comprehensive income (loss), net of income tax	(11,823.5)										217.1		217.1		(14,829.0)		2,898.5		(109.7)				(12,040.2)		(11,823.1)		(0.4)
Total comprehensive income (loss)	342,203.5										354,165.1		354,165.1		(14,829.0)		2,898.5		(109.7)				(12,040.2)		342,124.9		78.6
Disposal of investments in equity instruments at fair value through other comprehensive income											162.1		162.1				(162.1)						(162.1)
Basis adjustment for loss on hedging instruments	82.3																		82.3				82.3		82.3
Adjustments to share of changes in equities of associates	21.2				19.4																1.6		1.6		21.0		0.2
From share of changes in equities of subsidiaries					0.3																				0.3		(0.3)
Donation from shareholders	4.0				4.0																				4.0
Increase (Decrease) in non-controlling interests	(73.1)																										(73.1)
Ending balance at Dec. 31, 2019	1,614,387.3		$ 259,303.8		56,339.7		311,147.0		10,675.1		1,003,808.3		1,325,630.4		(26,871.4)		(692.9)		(3.8)		(0.2)		(27,568.3)		1,613,705.6		681.7
Ending balance, shares at Dec. 31, 2019 | shares			25,930.3	25,930.3
Special capital reserve									31,584.0		(31,584.0)
Cash dividends to shareholders	(259,303.8)										(259,303.8)		(259,303.8)												(259,303.8)
Total	(259,303.8)								31,584.0		(290,887.8)		(259,303.8)												(259,303.8)
Net income(loss)	511,008.0	$ 18,198.3									510,744.0		510,744.0												510,744.0		264.0
Other comprehensive income (loss), net of income tax	(30,321.8)	(1,079.8)									(3,121.8)		(3,121.8)		(30,130.2)		2,906.0		24.1				(27,200.1)		(30,321.9)		0.1
Total comprehensive income (loss)	480,686.2	17,118.5									507,622.2		507,622.2		(30,130.2)		2,906.0		24.1				(27,200.1)		480,422.1		264.1
Disposal of investments in equity instruments at fair value through other comprehensive income											(108.7)		(108.7)				108.7						108.7
Basis adjustment for loss on hedging instruments	(20.3)																		$ (20.3)				(20.3)		(20.3)
Adjustments to share of changes in equities of associates	0.5				0.3																$ 0.2		0.2		0.5
Donation from shareholders	7.2				7.2																				7.2
Increase (Decrease) in non-controlling interests	6.7																										6.7
Ending balance at Dec. 31, 2020	$ 1,835,763.8	$ 65,376.2	$ 259,303.8	$ 9,234.5	$ 56,347.2	$ 2,006.7	$ 311,147.0	$ 11,080.7	$ 42,259.1	$ 1,505.0	$ 1,220,434.0	$ 43,462.7	$ 1,573,840.1	$ 56,048.4	$ (57,001.6)	$ (2,030.0)	$ 2,321.8	$ 82.7					$ (54,679.8)	$ (1,947.3)	$ 1,834,811.3	$ 65,342.3	$ 952.5	$ 33.9
Ending balance, shares at Dec. 31, 2020 | shares			25,930.3	25,930.3